Appendix 5 Detail of Assets and Liabilities in Foreign Currency (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Assets And Liabilities By Currency [Abstract]
Summary of Assets and Liabilities Denominated in Foreign Currencies

The detail of assets denominated in foreign currencies is the following:

	Foreign Currency	Functional Currency	12-31-2017	12-31-2016
ASSETS			ThCh$	ThCh$

			12-31-2017	12-31-2016
CURRENT ASSETS	Foreign Currency	Functional Currency	ThCh$	ThCh$
Cash and cash equivalents			20,048,279	9,448,384
	U.S. dollars	Chilean peso	13,784,935	4,640,978
	Argentine peso	Chilean peso	6,263,344	4,807,406

Other current financial assets			20,441,149	422,705
	U.S. dollars	Chilean peso	20,441,149	422,705

Other current non-financial assets			934,647	122,283
	U.S. dollars	Chilean peso	902,026	65,138
	Argentine peso	Chilean peso	32,621	57,145

Trade and other current receivables			6,346,175	931,882
	U.S. dollars	Chilean peso	5,273,103	-
	Argentine peso	Chilean peso	1,073,072	931,882

Current accounts receivable from related parties			65,225,546	16,780,275
	U.S. dollars	Chilean peso	22,833,551	16,780,275
	Euros	Chilean peso	42,391,995	-

Current tax assets			146,525	302,528
	Argentine peso	Chilean peso	146,525	302,528

TOTAL CURRENT ASSETS			113,142,321	28,008,057

NON-CURRENT ASSETS			12-31-2017	12-31-2016
	Foreign Currency	Functional Currency	ThCh$	ThCh$
Other non-current financial assets			30,789,703	26,185,923
	U.S. dollars	Chilean peso	30,789,703	26,185,923

Other non-current non-financial assets			701,684	303,837
	U.S. dollars	Chilean peso	322,744	-
	Argentine peso	Chilean peso	378,940	303,837

Trade and other non-current receivables			62,563	27,567
	Argentine peso	Chilean peso	62,563	27,567

Current accounts payable to related parties			-	-

Investments accounted for using the equity method			3,888,467	4,074,269
	U.S. dollars	Chilean peso	3,783,316	3,982,932
	Argentine peso	Chilean peso	105,151	91,337

Intangible assets other than goodwill			253,849	194,529
	Argentine peso	Chilean peso	253,849	194,529

Property, plant and equipment			15,450,783	16,039,114
	Argentine peso	Chilean peso	15,450,783	16,039,114

TOTAL NON-CURRENT ASSETS			51,147,049	46,825,239

TOTAL ASSETS			164,289,370	74,833,296

			12-31-2017	12-31-2017	12-31-2016	12-31-2016
LIABILITIES	Foreign Currency	Functional Currency	Up to 90 days	91 days to 1 year	Up to 90 days	91 days to 1 year
			ThCh$	ThCh$	ThCh$	ThCh$
Other current financial liabilities			7,999,743	13,681,329	15,017,154	3,793,737
	U.S. dollars	Chilean peso	7,999,743	13,681,329	15,017,154	3,793,737

Trade and other current payables			20,092,325	-	10,919,134	-
	U.S. dollars	Chilean peso	16,184,962	-	8,563,997	-
	Euros	Chilean peso	3,174,586	-	1,384,882	-
	Argentine peso	Chilean peso	732,777	-	970,255	-

Current accounts payable to related parties			24,125,790	-	591,686	-
	U.S. dollars	Chilean peso	8,394,761	-	-	-
	Euros	Chilean peso	15,717,455	-	563,655	-
	Colombian peso	Chilean peso	-	-	14,457	-
	Argentine peso	Chilean peso	13,574	-	13,574	-

Other current provisions			45,419	-	20,860	-
	Argentine peso	Chilean peso	45,419	-	20,860	-

Current tax liabilities			146,769	-	-	-
	Argentine peso	Chilean peso	146,769	-	-	-

TOTAL CURRENT LIABILITIES			52,410,046	13,681,329	26,548,834	3,793,737

			12-31-2017	12-31-2017	12-31-2016	12-31-2016
NON-CURRENT LIABILITIES	Moneda extranjera	Moneda funcional	One to five years	More than five years	One to five years	More than five years
			M$	M$	M$	M$
Other non-current financial liabilities			29,636,407	434,446,795	61,372,923	475,084,614
	U.S. dollars	Peso chileno	29,636,407	434,446,795	61,372,923	475,084,614
Trade and other non-current payables			174,290	-	917,620	-
	U.S. dollars		947	-	-	-
	Euros	Peso chileno	-	-	29,952	-
	Argentine peso	Peso chileno	173,343	-	887,668	-
Non-current accounts payable to related parties			-	318,518	-	-
	Euros		-	318,518	-	-
Deferred tax liabilities			4,459,081	-	3,751,112	-
	Argentine peso	Peso chileno	4,459,081	-	3,751,112	-

TOTAL NON-CURRENT LIABILITIES			34,269,778	434,765,313	66,041,655	475,084,614

TOTAL LIABILITIES			86,679,824	448,446,642	92,590,489	478,878,351